Loans and Related Allowance for Loan Losses (Impaired Loans by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment, Total	$ 8,049	$ 7,662
Unpaid Principal Balance, Total	9,934	7,891
Related Allowance, Total	164	1,127
Commercial, Financial and Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	94	160
Impaired Loans with No Allowance: Unpaid Principal Balance	94	160
Recorded Investment, Total	94	160
Unpaid Principal Balance, Total	94	160
Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	2,017	2,672
Impaired Loans with No Allowance: Unpaid Principal Balance	2,142	2,672
Impaired Loans with Allowance: Recorded Investment	238
Impaired Loans with Allowance: Unpaid Principal Balance	238
Impaired Loans with Allowance: Related Allowance	26
Recorded Investment, Total	2,255	2,672
Unpaid Principal Balance, Total	2,380	2,672
Related Allowance, Total	26
Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	504	2,004
Impaired Loans with No Allowance: Unpaid Principal Balance	813	2,197
Impaired Loans with Allowance: Recorded Investment	1,478	198
Impaired Loans with Allowance: Unpaid Principal Balance	1,502	198
Impaired Loans with Allowance: Related Allowance	93	91
Recorded Investment, Total	1,982	2,202
Unpaid Principal Balance, Total	2,315	2,395
Related Allowance, Total	93	91
Real Estate - Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Recorded Investment	3,353	487
Impaired Loans with No Allowance: Unpaid Principal Balance	4,751	523
Impaired Loans with Allowance: Recorded Investment	365	2,141
Impaired Loans with Allowance: Unpaid Principal Balance	394	2,141
Impaired Loans with Allowance: Related Allowance	45	1,036
Recorded Investment, Total	3,718	2,628
Unpaid Principal Balance, Total	5,145	2,664
Related Allowance, Total	$ 45	$ 1,036